Capital Stock - Additional Information (Detail) - shares		5 Months Ended	9 Months Ended	12 Months Ended
	Aug. 26, 2024	Jul. 01, 2024	Dec. 31, 2024	Dec. 31, 2025	Sep. 05, 2024
Disclosure of classes of share capital [line items]
Number of shares issued during period	104,123,072
Number Of Shares Authorized To Be Repurchased					5,206,153
Common shares issued upon exercise of earnout rights			755,730	75,000
Renewed Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Maximum Number Of Shares To Be Repurchased Per Day	12,066
Percentage Of Maximum Number of Shares To Be Repurchase Per Day					25.00%
Average Number Of Daily Trading Volume Of Shares	1,059				48,264
Number Of Warrants Authorized To Be Repurchased	1,208,950
Percentage of Warrants authorized to be repurchased as of shares issued	5.00%
Number Of Warrants Issued During Period	24,179,000
Maximum Number Of Warrants To Be Repurchased Per Day	1,000	1,000
Percentage Of Maximum Number Of Warrants To Be Repurchased Per Day	25.00%